PREPAID EXPENSES AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER RECEIVABLES
Schedule of prepaid expense and other assets

In millions	December 31, 2025	December 31, 2024
Related to financing activities:
Prepaid interest	$20.1	$15.5
Derivative instruments	22.3	44.5
Related to operating and other activities:
Other tax receivables	39.0	34.2
Prepaid license fees	24.5	10.4
Prepaid advertising and promotion	5.3	8.4
Prepaid insurance	5.1	5.1
Promissory notes	4.4	7.0
Loan receivable	2.2	7.3
Other receivables	77.1	80.8
Total	$200.0	$213.2